Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions		Total	Sun Edison Inc	NRG Energy, Inc	Common Units	Convertible Preferred Units	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Common Shareholders' Equity	Noncontrolling Interests	Noncontrolling Interests Sun Edison Inc	Noncontrolling Interests NRG Energy, Inc	Noncontrolling Interests Common Units	Noncontrolling Interests Convertible Preferred Units
Beginning balance at Dec. 31, 2015		$ 13,602					$ 6,680	$ 6,458	$ (474)	$ 12,664	$ 938
Beginning balance (in shares) at Dec. 31, 2015							596
Net income including noncontrolling interests		2,212						2,123		2,123	89
Sale of interest in merchant solar projects		139					$ 22			22	117
Contributions to Four Brothers and Three Cedars			$ 189									$ 189
Purchase of Dominion Energy Midstream common units		(17)					(3)			(3)	(14)
Issuance of common stock		2,152					$ 2,152			2,152
Issuance of common stock (in shares)							32
Sale of Dominion Energy Midstream common units - net of offering costs					$ 482	$ 490								$ 482	$ 490
Stock awards (net of change in unearned compensation)		14					$ 14			14
Present value of stock purchase contract payments related to RSNs	[1]	(191)					(191)			(191)
Tax effect of Dominion Energy Questar Pipeline contribution to Dominion Energy Midstream		(116)					(116)			(116)
Dividends and distributions		(1,789)						(1,727)		(1,727)	(62)
Other comprehensive income (loss), net of tax		(325)							(325)	(325)
Other		(2)					(8)			(8)	6
Ending balance at Dec. 31, 2016		16,840					$ 8,550	6,854	(799)	14,605	2,235
Ending Balance (in shares) at Dec. 31, 2016							628
Net income including noncontrolling interests		3,120						2,999		2,999	121
Contributions to Four Brothers and Three Cedars				$ 9									$ 9
Issuance of common stock		1,302					$ 1,302			1,302
Issuance of common stock (in shares)							17
Sale of Dominion Energy Midstream common units - net of offering costs					$ 18									$ 18
Stock awards (net of change in unearned compensation)		22					$ 22			22
Dividends and distributions		(2,087)						(1,931)		(1,931)	(156)
Other comprehensive income (loss), net of tax		141							140	140	1
Other		5					(9)	14		5
Ending balance at Dec. 31, 2017		19,370					$ 9,865	7,936	(659)	17,142	2,228
Ending Balance (in shares) at Dec. 31, 2017							645
Cumulative-effect of changes in accounting principles		6					$ (127)	1,029	(1,023)	(121)	127
Net income including noncontrolling interests		2,549						2,447		2,447	102
Issuance of common stock		2,461					$ 2,461			2,461
Issuance of common stock (in shares)							36
Sale of Dominion Energy Midstream common units - net of offering costs		4									4
Remeasurement of noncontrolling interest in Dominion Energy Midstream							$ 375			375	(375)
Stock awards (net of change in unearned compensation)		22					22			22
Dividends and distributions		(2,331)						(2,185)		(2,185)	(146)
Other comprehensive income (loss), net of tax		(17)							(18)	(18)	1
Other		(16)					(8)	(8)		(16)
Ending balance at Dec. 31, 2018		$ 22,048					$ 12,588	$ 9,219	$ (1,700)	$ 20,107	$ 1,941
Ending Balance (in shares) at Dec. 31, 2018							681

[1]	See Note 17 for further information.